                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

 Thomas S. Gayner             Richmond, VA                     08/14/01
----------------------     ----------------------------     -------------------
  [Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                   ----------------------

Form 13F Information Table Entry Total:         106
                                        -----------------

Form 13F Information Table Value Total:    $507,473
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number               Name
---           --------------------               ----

 1            To Be Assigned          Markel Corporation
 2            To Be Assigned          Evanston Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                  June 30, 2001

                                                                                                    Voting Authority
                                                                                               --------------------------
                           Title of               Value   Shares/ Sh/  Put/ Invstmt   Other
  Name of Issuer             class    CUSIP      (x$1000) Prn Amt Prn  Call Dscretn  Managers       Sole    Shared      None
-----------------------------------------------------------------------------------------------------------------------------
A.J. Gallagher               COM    363576109       520    20000   SH        Other    1,2                   20000
                                                    676    26000   SH        Other    1                     26000
Abbott Laboratories          COM    002824100      1128    23500   SH        Other    1                     23500
Ace Limited                  COM    G0070K103      5887   150600   SH        Other    1                    150600
Albertsons                   COM    013104104       750    25000   SH        Other    1,2                   25000
                                                   3748   125000   SH        Other    1                    125000
Allied Capital Corp.         COM    019033109      2315   100000   SH        Other    1,2                  100000
Aluminum Company of America  COM    022249106      7757   196880   SH        Other    1,2                  196880
                                                   3538    89800   SH        Other    1                     89800
American Express             COM    025816109      3957   102000   SH        Other    1,2                  102000
                                                   2212    57000   SH        Other    1                     57000
American Home Products       COM    026609107      1851    31500   SH        Other    1                     31500
Amwest                       COM    032345100         2    84458   SH        Other    1,2                   84458
                                                      3   138787   SH        Other    1                    138787
Anheuser Busch               COM    035229103      9394   228000   SH        Other    1,2                  228000
                                                  16480   400000   SH        Other    1                    400000
Automatic Data Processing    COM    019411107      1029    20700   SH        Other    1                     20700
Bank of New York             COM    064057102       240     5000   SH        Other    1,2                    5000
                                                   1200    25000   SH        Other    1                     25000
Berkshire Hathaway Class B   COM    084670207     12018     5225   SH        Other    1,2                    5225
                                                  45942    19975   SH        Other    1                     19975
Berkshire Hathaway, Inc.     COM    10382K102     10136      145   SH        Other    1,2                     145
                                                   3844       55   SH        Other    1                        55
Bristol Myers Squibb         COM    110122108      1062    20300   SH        Other    1                     20300
Brown Forman Class A         COM    115637100       754    11500   SH        Other    1,2                   11500
                                                   8390   128000   SH        Other    1                    128000
Caraustar Industries         COM    140909102        37     4000   SH        Other    1,2                    4000
                                                    331    36000   SH        Other    1                     36000
Carmax                       COM    172737306      8195   513500   SH        Other    1,2                  513500
                                                   5858   367000   SH        Other    1                    367000
Cedar Fair LP                COM    150185106      1161    51000   SH        Other    1,2                   51000
                                                   8141   357700   SH        Other    1                    357700
Centerpoint Property Trust   COM    151895109     12319   245400   SH        Other    1,2                  245400
                                                  10678   212700   SH        Other    1                    212700
Cincinnati Financial         COM    172062101      6320   160000   SH        Other    1,2                  160000
                                                  10086   255350   SH        Other    1                    255350
Circuit City                 COM    172737108      3150   175000   SH        Other    1,2                  175000
                                                   3074   170800   SH        Other    1                    170800
Claire's Stores              COM    179584107       484    25000   SH        Other    1,2                   25000
                                                   4356   225000   SH        Other    1                    225000
Clayton Homes                COM    184190106       393    25000   SH        Other    1,2                   25000
                                                  24267  1543700   SH        Other    1                   1543700
Costco                       COM    22160K105      3081    75000   SH        Other    1,2                   75000
                                                   1643    40000   SH        Other    1                     40000
Exxon Corporation            COM    302290101      2612    29900   SH        Other    1                     29900
Family Golf Centers Inc.     COM    30701A106         1    60000   SH        Other    1,2                   60000
                                                      2   100000   SH        Other    1                    100000
Ford Motor Co.               COM    345370100      2946   120000   SH        Other    1                    120000
Gannett Company              COM    364730101      1450    22000   SH        Other    1                     22000
General Dynamics             COM    369550108      1556    20000   SH        Other    1                     20000
H&R Block                    COM    093671105        65     1000   SH        Other    1,2                    1000
                                                   3098    48000   SH        Other    1                     48000

                                  June 30, 2001

                                                                                                      Voting Authority
                                                                                                    ---------------------
                            Title of                Value   Shares/ Sh/ Put/ Invstmt
 Name of Issuer              class        CUSIP    (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole    Shared   None
---------------------------------------------------------------------------------------------------------------------------------
HCC Corporation              COM        404132102   14699   600000  SH        Other      1,2                600000
                                                     6382   260500  SH        Other      1                  260500
Highlands Insurance Group    COM        431032101     848   174900  SH        Other      1                  174900
Hillenbrand Industries       COM        431573104    3261    57100  SH        Other      1,2                 57100
                                                     8418   147400  SH        Other      1                  147400
International Speedway       COM        460335201     953    22700  SH        Other      1,2                 22700
                                                     5460   130000  SH        Other      1                  130000
Interpublic Group            COM        460690100    1262    43000  SH        Other      1,2                 43000
                                                      528    18000  SH        Other      1                   18000
Investors Title Company      COM        461804106     639    42200  SH        Other      1,2                 42200
                                                     2592   171100  SH        Other      1                  171100
Johnson and Johnson          COM        478160104    1360    27200  SH        Other      1                   27200
Kimberly Clark Corp          COM        494368103     279     5000  SH        Other      1,2                  5000
                                                     1106    19780  SH        Other      1                   19780
Marriot International        COM        571903202    2604    55000  SH        Other      1                   55000
Marsh & McLennan             COM        571748102    1666    16500  SH        Other      1                   16500
Martin Marietta Materials    COM        573284106    2103    42500  SH        Other      1,2                 42500
                                                    19128   386486  SH        Other      1                  386486
Massey Energy                COM        576206106    4940   250000  SH        Other      1                  250000
Merck                        COM        58155Q103     914    14300  SH        Other      1                   14300
Mondavi Wineries             COM        609200100    1824    45000  SH        Other      1                   45000
National Golf Properties     COM        63623G109     545    20000  SH        Other      1,2                 20000
                                                     1763    64700  SH        Other      1                   64700
Nike                         COM        654106103    1260    30000  SH        Other      1                   30000
Penn National Gaming         COM        707569109     787    31000  SH        Other      1,2                 31000
                                                     1974    77700  SH        Other      1                   77700
Pepsico                      COM        713448108    1472    33300  SH        Other      1                   33300
Pfizer Inc                   COM        717081103    1966    49100  SH        Other      1                   49100
Pharmacia & Upjohn           COM        71713U102    1559    33920  SH        Other      1                   33920
Philip Morris, Inc.          COM        718154107    5811   114500  SH        Other      1                  114500
Plains Resources Inc.        COM        726540503    1261    45440  SH        Other      1,2                 45440
RLI Corporation              COM        749607107    2080    46312  SH        Other      1,2                 46312
                                                    11365   253006  SH        Other      1                  253006
Regis Corporation            COM        758932107    1343    64000  SH        Other      1                   64000
Sealed Air                   COM        81211K100     894    24000  SH        Other      1                   24000
ServiceMaster                COM        817615107    1860   155000  SH        Other      1,2                155000
                                                     3317   276443  SH        Other      1                  276443
Southwest Airlines           COM        844741108     924    50000  SH        Other      1                   50000
State Street Corp            COM        857477103    1010    20400  SH        Other      1                   20400
United Parcel Service        COM        911312106    1445    25000  SH        Other      1                   25000
Valley National Bank         COM        919794107     472    16647  SH        Other      1,2                 16647
                                                      908    32025  SH        Other      1                   32025
Vulcan Materials             COM        929160109     322     6000  SH        Other      1,2                  6000
                                                     2472    46000  SH        Other      1                   46000
Wal-Mart Stores              COM        931142103    1376    28200  SH        Other      1                   28200
Washington Post Co           COM        939640108     918     1600  SH        Other      1                    1600
Washington Real Estate
 Investm                     COM        939653101    2258    95500  SH        Other      1,2                 95500
                                                     8269   349800  SH        Other      1                  349800
Waste Management             COM        94106l109     770    25000  SH        Other      1,2                 25000
                                                     5394   175000  SH        Other      1                  175000
White Mountain               COM        G9618E107     113      300  SH        Other      1,2                   300
                                                    54557   145000  SH        Other      1                  145000
XL Capital                   COM        G3242A102   29487   359160  SH        Other      1,2                359160
                                                    16418   199978  SH        Other      1                  199978
REPORT SUMMARY               106  DATA RECORDS   $507,473                2     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                 --------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: To Be Assigned
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     08/14/01
----------------------     ----------------------------     -------------------
  [Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
 28-6056                             Markel Gayner Asset Management
                                        Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015


Form 13F File Number: To Be Assigned
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     08/14/01
----------------------     ----------------------------     -------------------
  [Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
 28-6056                             Markel Gayner Asset Management
                                        Corporation